STOCK-BASED COMPENSATION EXPENSE - Narrative (Details) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	May 06, 2020 shares	Jun. 30, 2020 USD ($) milestone	Jun. 30, 2021 USD ($) day milestone shares	Dec. 31, 2020 $ / shares shares	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($) milestone	Jun. 30, 2021 USD ($) day milestone $ / shares shares	Jun. 30, 2020 USD ($) milestone	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)	42,802,865
Maximum period of annual share authorization increases	10 years
Maximum annual basis increase	0.025
Outstanding options (in shares)			29,559,690	32,529,224			29,559,690		32,529,224	40,012,825	25,791,263	18,260,484
Options granted (in shares)							0		1,582,496	14,553,811	25,791,263
Weighted average grant date fair value (in dollars per share) | $ / shares									$ 6.92	$ 0.75	$ 0.39
Exercise of stock options (in shares)							2,929,917		8,716,423	1,266	0
Exercises in period, intrinsic value | $									$ 132,700
Vested in period, fair value | $									$ 27,000	$ 4,300	$ 4,000
Weighted average exercise price of options granted (in dollars per share) | $ / shares							$ 0		$ 5.31	$ 1.14	$ 1.05
Options, weighted average remaining contractual term							7 years 4 months 13 days		7 years 9 months 25 days	8 years 9 months 10 days	9 years 6 months 14 days	9 years 4 months 6 days
Total stock-based compensation expense | $			$ 52,670			$ 38,227	$ 102,936	$ 39,540	$ 137,991	$ 4,858	$ 3,843
Accelerated share-based compensation cost | $						$ 8,100
2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period							10 years		10 years
Minimum | 2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period							1 year		1 year
Maximum | 2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period							4 years		4 years
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)	4,000,000
Maximum annual basis increase	0.010
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding options (in shares)				5,090,182					5,090,182	5,153,485	5,628,735
Options granted (in shares)									0
Weighted average grant date fair value (in dollars per share) | $ / shares				$ 0.63					$ 0.63	$ 0.63	$ 0.63
Performance Shares | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value (in dollars per share) | $ / shares				1.20
Weighted average exercise price of options granted (in dollars per share) | $ / shares				$ 1.39
Options, weighted average remaining contractual term				6 years 5 months 1 day
Time-Based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value (in dollars per share) | $ / shares				$ 31.2					$ 31.2	$ 0
Total stock-based compensation expense | $					$ (500)
Award vesting period		1 year					3 years		3 years
Grants in period (in shares)							6,691,926		5,287,795
Stock-based compensation, expense reversal | $					$ 16,500
Nonvested RSU's (in shares)			9,945,262	5,026,531			9,945,262		5,026,531	0
Time-Based Restricted Stock Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		1 year
Time-Based Restricted Stock Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
Market Based RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value (in dollars per share) | $ / shares				$ 26.0					$ 26.0	$ 0
Total stock-based compensation expense | $									$ (3,500)
Award vesting period		3 years
Grants in period (in shares)							0		18,176,712
Number of award vesting milestones | milestone		3	3			3	3	3
Vesting threshold, consecutive trading days		20 days
Shares granted, value | $		$ 485,100
RSU's cancelled (in shares)									4,859,000
Nonvested RSU's (in shares)			13,317,712	13,317,712			13,317,712		13,317,712	0
Vesting threshold trading days | day			20				20
Market Based RSUs | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate									0.20%
Market Based RSUs | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate									0.30%
Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield									0.00%	0.00%	0.00%
Share-based Payment Arrangement, Option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate									0.10%	1.40%	2.30%
Share-based Payment Arrangement, Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate									1.70%	2.70%	3.00%
Time Based Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period							36 months